REVENUES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information About Revenues [Abstract]
Disclosure of detailed information about revenues [Table Text Block]
	Year Ended December 31,
	2024		2023
Gross revenue from payable metals:
Silver	$240,737	43%	$243,682	42%
Gold	322,894	57%	332,703	58%
Gross revenue	563,631	100%	576,385	100%
Less: smelting and refining costs	(3,027)		(2,584)
Revenues	$560,604		$573,801